Cash and cash equivalents and financial assets, Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents and financial assets [Abstract]
Short-term financial assets due in one year or less	SFr 116,000	SFr 65,000